Provisions and other non-financial liabilities - Other Current Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Provisions and other non-financial liabilities [Line Items]
Total	$ 1,303,146	$ 317,666
Other provisions
Disclosure of Provisions and other non-financial liabilities [Line Items]
Rent under Lease contract	1,189,326	260,889
Provision for additional tax related to foreign loans	1,085	1,027
End of agreement bonus	35,819	2,792
Directors' per diem allowance	4,250	3,938
Miscellaneous provisions	20,560	502
Total	$ 1,251,040	$ 269,148